Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Jun. 07, 2022 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 12, 2025 USD ($)	Mar. 14, 2024 USD ($)
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units | shares		5,619,438	5,619,438	4,486,870	4,486,870	6,467,898	6,467,898
Share repurchase program, authorized amount | $								$ 200,000,000
Stock repurchased during period value | ¥		¥ 749,983		¥ 1,197,439		¥ 212,195
Common Stock [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units | shares		5,619,438	5,619,438	4,486,870	4,486,870	6,467,898	6,467,898
Share repurchase program, authorized amount | $								$ 486,100
Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, authorized amount | $	$ 200,000,000
Stock repurchase program period in force	24 months
Maximum [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Share repurchase program, authorized amount | $									$ 286,100,000
Class A Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period shares | shares		30,238,190	30,238,190	51,386,354	51,386,354	8,354,042	8,354,042
Stock repurchased during period value		¥ 749,983	$ 104,605,000	¥ 1,197,439	$ 166,287,000	¥ 212,195	$ 29,378,000
Stock redeemed or called during period, shares | shares		20,179,614	20,179,614	99,243,960	99,243,960
ADS [Member]
Class of Stock [Line Items]
Weighted average price of per ADS for repurchase share | $ / shares			$ 6.9		$ 6.45		$ 7.01